Subsequent Events (Details) - Forecast [Member]	Apr. 03, 2024 shares
Subsequent Events [Line Items]
Options exercisable	337,464
Shares converted	337,464
Additional optional shares	126,800
2024 plan term	10 years
CEO [Member]
Subsequent Events [Line Items]
Additional optional shares	126,800